Equity Method Investment	12 Months Ended
Dec. 31, 2024
Equity Method Investment [Abstract]
Equity Method Investment
4. Equity Method Investment

On August 29, 2023, the Company agreed to make a 27.5% investment in a Norwegian limited liability company, RFSea, that is constructing under separate newbuilding contracts, two 6,600 dwt methanol-ready, stainless steel chemical tankers, with expected delivery dates between the fourth quarter of 2025 and the first quarter of 2026. As a result of entering this transaction, the Company committed an aggregate amount of $4,125, due in three equal installments of $1,375 each. The first installment was paid in September 2023, the second in October 2024 and the last installment was paid in March 2025 (Note 14). In assessing the accounting treatment of this transaction, the Company evaluated ASC 810 and concluded that RFSea was at inception of the transaction and continued as of December 31, 2024, to be a VIE and that the Company does not individually have the power to direct the activities of the VIE that most significantly affect its performance. The noncontrolling interest of 27.5% into RFSea was accounted for under the equity method due to the Company’s significant influence over RFSea. As of December 31, 2024, and 2023, the investment in RFSea amounted to $2,970 and $1,645, respectively, and is included in “Equity method investment” in the accompanying consolidated balance sheets.

For the years ended December 31, 2024, and 2023, the loss and gain from this investment amounted to $50 and $2, respectively, and is presented in “(Loss)/Gain on equity method investment” in the accompanying consolidated statements of comprehensive loss. Furthermore, during 2023, the Company incurred net transaction costs in connection with this transaction which amounted to $268 and are presented in “Equity method investment” in the accompanying 2023 consolidated balance sheet. The Company’s maximum exposure to a loss as a result of its investment in RFSea, is limited to its committed amounted in this investment, $4,125.